Income Taxes - Components of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets:
Startup costs	$ 2,755
Deferred compensation liabilities	398	$ 128
Property and equipment	70	148
Goodwill	119	134
Net operating loss carryforward	3,370	1,736
Other	422	173
Total deferred tax assets	7,134	2,319
Less: valuation allowance	(5,591)	(723)	$ (206)
Total deferred tax assets, net	1,543	1,596
Deferred tax liabilities:
Intangible assets	2,351	3,389
Undistributed profits	1,093	180
Property and equipment	134	140
Other	10	6
Total deferred tax liabilities	3,588	3,715
Net deferred tax liabilities	$ (2,045)	$ (2,119)